SUBSEQUENT EVENTS - Public Offering on March (Details) - USD ($)		12 Months Ended
	Mar. 02, 2026	Dec. 31, 2024	Feb. 19, 2026	Feb. 18, 2026	Jan. 22, 2026	Dec. 31, 2025	Oct. 19, 2025	Apr. 28, 2025	Aug. 26, 2024
SUBSEQUENT EVENT
Common stock par value, per share		$ 0.875				$ 0.875	$ 0.025	$ 0.001
Public offering price									$ 980
Net proceeds from the private placement		$ 2,426,460
Subsequent events
SUBSEQUENT EVENT
Common stock par value, per share			$ 0.875	$ 0.025	$ 0.025
Subsequent events | Registered Direct offering
SUBSEQUENT EVENT
Ordinary shares sold (in shares)	702,858
Common stock par value, per share	$ 0.875
Public offering price	$ 3.55
Net proceeds from the private placement	$ 2,170,000